Supplemental Data	12 Months Ended
Dec. 31, 2024
Supplemental Data
Supplemental Data	Supplemental Data
Supplemental Income Statement Data

	Year Ended December 31
	2024	2023	2022
Advertising expense	$1,122	$1,026	$861
Research expense	328	303	285
Equity Companies' Data

	Net Sales	Gross Profit	Operating Profit	Net Income	Corporation’s Share of Net Income
2024	$3,180	$1,063	$727	$451	$216
2023	3,135	1,003	683	410	196
2022	2,690	707	438	240	116
	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Stockholders’ Equity
2024	$1,536	$1,135	$1,050	$1,177	$444
2023	1,974	1,362	1,175	1,687	474
2022	1,585	1,303	814	1,751	323
Equity companies are accounted for under the equity method of accounting and are principally engaged in the manufacture and sale of products similar to those produced by the Company. As of December 31, 2024, our ownership interest in Kimberly-Clark de Mexico, S.A.B. de C.V. and subsidiaries ("KCM") was 47.9%. KCM is partially owned by the public, and its stock is publicly traded in Mexico. As of December 31, 2024, our investment in this equity company was $256, and the estimated fair value of the investment was $2.0 billion based on the market price of publicly traded shares. Our other equity ownership interests are not significant to our Consolidated Financial Statements.
As of December 31, 2024, undistributed net income of equity companies included in consolidated retained earnings was $1.2 billion.
Supplemental Balance Sheet Data

	December 31
Summary of Accounts Receivable, Net	2024	2023
From customers	$1,650	$1,778
Other	126	129
Less allowance for doubtful accounts and sales discounts	(48)	(71)
Total	$1,728	$1,836

	December 31
	2024			2023
Summary of Inventories by Major Class	LIFO	Non-LIFO	Total	LIFO	Non-LIFO	Total
Raw materials	$122	$201	$323	$121	$210	$331
Work in process	116	32	148	116	55	171
Finished goods	510	428	938	520	476	996
Supplies and other	—	243	243	—	243	243
	748	904	1,652	757	984	1,741
Excess of FIFO or weighted-average cost over LIFO cost	(200)	—	(200)	(192)	—	(192)
Total	$548	$904	$1,452	$565	$984	$1,549
Inventories are valued at the lower of cost or net realizable value, determined on the FIFO or weighted-average cost methods, and at the lower of cost or market, determined on the LIFO cost method.

	December 31
Summary of Other Current Assets	2024	2023
Prepaid expenses	$292	$238
Time deposits	171	147
Derivative assets	114	42
Other	117	68
Total	$694	$495

	December 31
Summary of Property, Plant and Equipment, Net	2024	2023
Land	$110	$99
Buildings	2,314	2,463
Machinery and equipment	12,498	12,512
Construction in progress	780	745
	15,702	15,819
Less accumulated depreciation	(9,418)	(9,214)
Total	$6,284	$6,605
Property, plant and equipment, net in the U.S. as of December 31, 2024 and 2023 was $4.4 billion. Depreciation expense was $641, $627 and $617 for the years ended December 31, 2024, 2023 and 2022, respectively.

	December 31
Summary of Accrued Expenses and Other Current Liabilities	2024	2023
Accrued advertising and promotion	$486	$469
Accrued salaries and wages	394	450
Accrued rebates	204	218
Accrued taxes - income and other	253	243
Operating leases	116	117
2024 Transformation Initiative liabilities	130	—
Accrued interest	99	88
Derivative liabilities	82	139
Other	327	339
Total	$2,091	$2,063
Supplemental Cash Flow Statement Data
The Consolidated Statements of Cash Flows are presented on a consolidated basis for both continuing operations and discontinued operations. As a result, supplemental cash flow data shown below reflects Kimberly-Clark's consolidated results for all periods presented.

Summary of Cash Flow Effects of Operating Working Capital	Year Ended December 31
	2024	2023	2022
Accounts receivable	$48	$127	$(151)
Inventories	10	290	(76)
Trade accounts payable	179	(109)	109
Accrued expenses	106	125	92
Accrued income taxes	(110)	122	20
Derivatives	79	(15)	9
Currency and other	(134)	42	(20)
Total	$178	$582	$(17)

	Year Ended December 31
Other Cash Flow Data	2024	2023	2022
Interest paid	$268	$277	$270
Income taxes paid	587	648	468
Supplier Finance Program
We have a supplier finance program managed through two global financial institutions under which we agree to pay the financial institutions the stated amount of confirmed invoices from our participating suppliers on the invoice due date. We, or the global financial institutions, may terminate our agreements at any time upon 30 days written notice. The global financial institutions may terminate our agreements at any time upon three days written notice in the event there are insufficient funds available for disbursement. We do not provide any forms of guarantees under these agreements. Supplier participation in the program is solely up to the supplier, and the participating suppliers negotiate their arrangements directly with the global financial institutions. We have no economic interest in a supplier’s decision to participate in the program, and their participation has no bearing on our payment terms or amounts due. The payment terms that we have with our suppliers under this program generally range from 75 to 180 days and are considered commercially reasonable. The outstanding amount related to the suppliers participating in this program was $1.0 billion as of December 31, 2024 and 2023, of which $185 and $190, respectively, are reported as discontinued operations. Amounts are recorded within Trade accounts payable and Current liabilities of discontinued operations.
The rollforward of the Company's outstanding obligations confirmed as valid under its supplier finance program are as follows:

Year Ended December 31, 2024
Confirmed obligations outstanding at the beginning of the year	$960
Invoices confirmed during the year	3,033
Confirmed invoices paid during the year	(2,989)
Confirmed obligations outstanding at the end of the year	$1,004